Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Deficiency) (Unaudited) - CAD ($)	Ordinary shares [member]	Preference shares [member]	Reserve [Member]	Retained earnings [member]	Foreign Currency Translation Reserve [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 1,468,174			$ (4,123,019)		$ (2,654,845)
Beginning balance, shares at Dec. 31, 2020	67,543,995
IfrsStatementLineItems [Line Items]
Net loss for the period				(1,669,387)		(1,669,387)
Share capital issued through private placement	$ 6,771,729					6,771,729
Share capital issued through private placement, shares	12,702,134
Share issue costs	$ (287,228)					(287,228)
Share-based payment			761,480			761,480
Exchange differences on translation of foreign operations					(2,607)	(2,607)
Ending balance at Sep. 30, 2021	$ 7,952,675		761,480	(5,792,406)	(2,607)	(3,419,553)
Ending balance, shares at Sep. 30, 2021	80,246,129
Beginning balance, value at Dec. 31, 2020	$ 1,468,174			(4,123,019)		(2,654,845)
Beginning balance, shares at Dec. 31, 2020	67,543,995
Ending balance at Dec. 31, 2021	$ 7,952,675		1,261,891	(13,482,624)	(48,906)	(4,316,964)
Ending balance, shares at Dec. 31, 2021	80,820,623
IfrsStatementLineItems [Line Items]
Net loss for the period				(78,287,243)		(78,287,243)
Share capital issued through private placement	$ 22,388,599					22,388,599
Share capital issued through private placement, shares	9,418,720
Share issue costs	$ (1,960,977)					(1,960,977)
Share-based payment			6,776,752			6,776,752
Exchange differences on translation of foreign operations				(48,906)	(1,473,326)	(1,522,232)
PNR share exchange
PNR share exchange, shares	(90,239,343)
NAN shares received in exchange of PNR shares
NAN shares received in exchange of PNR shares, shares	82,157,536
Outstanding shares of NAN acquired in RTO	$ 92,070,357	38,082	12,110,855			104,219,294
Outstanding shares of NAN acquired in RTO, shares	31,748,399
Exercise of warrants	$ 569,399					569,399
Exercise of warrants, shares	1,236,408
FV of exercised warrants	$ 3,019,037		(3,019,037)
Exercise of options	$ 117,000					117,000
Exercise of options, shares	300,000
FV of exercised options	$ 101,531		(101,531)
Ending balance at Sep. 30, 2022	$ 124,257,621	$ 38,082	$ 17,028,930	$ (91,818,773)	$ (1,522,232)	$ 47,983,628
Ending balance, shares at Sep. 30, 2022	115,442,343					115,442,343